INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Summary of intangible assets

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2018	32,786	490,829	440,774	7,700	972,089
Foreign exchange effect	-	28,598	77,593	1,243	107,434
Acquisition	-	67,388	-	-	67,388
Disposal	-	(3,791)	(88)	-	(3,879)
Amortization	(6,067)	(167,384)	(130,980)	(2,505)	(306,936)
Balance as of December 31, 2018	26,719	415,640	387,299	6,438	836,096
Foreign exchange effect	-	6,137	12,586	472	19,195
Acquisition	-	100,313	-	-	100,313
Amortization	(5,304)	(157,278)	(116,462)	(3,298)	(282,342)
Balance as of December 31, 2019	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	-	42,890	83,806	1,074	127,770
Acquisition	-	154,250	-	-	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

Summary of intangible assets by segment

	2020	2019	2018
Brazil	220,303	238,243	295,107
Special Steel	156,557	132,934	136,910
South America	1,534	1,729	1,441
North America	244,184	300,356	402,638
	622,578	673,262	836,096